Note 11 - Commitments and Contingencies: Litigation (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Litigation

Litigation

On March 27, 2015 we received correspondence from an attorney which alleged a service provider who provided us with social media postings services had violated the copyright of two related clients regarding certain pictures used by the service provider. The likelihood of a material loss in this matter is considered to be remote and any damages we may pay are not currently estimable.

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. As of the date of these financial statements, other than the aforementioned contingency we know of no threatened or pending lawsuits, claims or other similar contingencies.